[ING Letterhead]

December 18, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Variable Funds (on behalf of ING Growth and Income Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Funds (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Growth and Income Portfolio, a series of the Registrant, will acquire all of the assets of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio, each a separate series of ING Partners, Inc., in exchange for shares of ING Growth and Income Portfolio and the assumption by ING Growth and Income Portfolio of the known liabilities of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2650 or Corey Rose of Dechert LLP at 704-339-3164.

Very truly yours,

/s/ Kristen Freeman
Kristen Freeman
Counsel
ING U.S. Legal Services